Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in broker trading accounts:
U.S. Treasury Obligations (cost $469,979,439 and $9,999,989 as of 2012 and 2011, respectively)	$ 469,995,420	$ 9,999,990
Cash held by broker	22,210,626	619,079,494
Net unrealized depreciation on futures contracts	(12,514,458)	(45,001,789)
Total assets	479,691,588	584,077,695
Liabilities and shareholders' equity
Capital shares payable	4,327,722	1,497,826
Management fee payable to related party	354,469	438,205
Accrued brokerage fees and expenses payable	401,297	983,648
Total liabilities	5,083,488	2,919,679
General Units:
Paid in capital - 50 units issued	1,500	1,500
Accumulated deficit	(57)	(2)
Total General Units	1,443	1,498
Limited Units:
Paid in capital - 16,450,000 and 19,400,000 redeemable units issued and outstanding as of 2012 and 2011, respectively	470,214,957	549,362,581
Retained earnings	4,391,700	31,793,937
Total Limited Units	474,606,657	581,156,518
Total shareholders' equity	474,608,100	581,158,016
Total liabilities and shareholders' equity	479,691,588	584,077,695
Net asset value per share
General Units (in units)	28.86	29.96
Limited Units (in units)	28.85	29.96
Greenhaven Continuous Commodity Index Master Fund
Equity in broker trading accounts:
U.S. Treasury Obligations (cost $469,979,439 and $9,999,989 as of 2012 and 2011, respectively)	469,995,420	9,999,990
Cash held by broker	22,210,626	619,079,494
Net unrealized depreciation on futures contracts	(12,514,458)	(45,001,789)
Total assets	479,691,588	584,077,695
Liabilities and shareholders' equity
Capital shares payable	4,327,722	1,497,826
Management fee payable to related party	354,469	438,205
Accrued brokerage fees and expenses payable	401,297	983,648
Total liabilities	5,083,488	2,919,679
General Units:
Paid in capital - 50 units issued	1,500	1,500
Accumulated deficit	(57)	(2)
Total General Units	1,443	1,498
Limited Units:
Paid in capital - 16,450,000 and 19,400,000 redeemable units issued and outstanding as of 2012 and 2011, respectively	470,214,957	549,362,581
Retained earnings	4,391,700	31,793,937
Total Limited Units	474,606,657	581,156,518
Total shareholders' equity	474,608,100	581,158,016
Total liabilities and shareholders' equity	$ 479,691,588	$ 584,077,695
Net asset value per share
General Units (in units)	28.86	29.96
Limited Units (in units)	28.85	29.96